INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Components of Deferred Income Taxes
	March 31,	December 31,
	2015	2014

Deferred Tax Asset:
Net Operating Loss	$7,919,000	$7,919,000
Other	1,150,000	1,150,000
Total Deferred Tax Asset	9,069,000	9,069,000
Less Valuation Allowance	9,069,000	9,069,000
Net Deferred Income Taxes	$—	$—

	December 31,
	2014	2013

Deferred Tax Asset:
Net Operating Loss	$7,919,000	$3,259,000
Other	1,150,000	59,000
Total Deferred Tax Asset	9,069,000	3,318,000
Less Valuation Allowance	9,069,000	3,318,000
Net Deferred Income Taxes	$—	$—